Research and Development Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Clinical trial related costs	$ 122,513	$ 72,721
Personnel compensation and related costs	52,738	41,056
Other research and development expenses	6,490	9,273
Research and development expenses	$ 181,741	$ 123,050